Other Income (Expense) (Tables)	12 Months Ended
Dec. 31, 2014
Other Income and Expenses [Abstract]
Summary of Other Income (Expense)

	Year Ended December 31,
	2014	2013	2012
	$	$	$
Freight tax recovery (expense)	154	(594)	(1,530)
Gain on initial recognition of stock purchase warrant(Note 6b)	3,420	—	—
Foreign exchange gain (loss)	138	(107)	(428)
Other	97	(313)	(105)

Total	3,809	(1,014)	(2,063)